Intangible assets (Details 1) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Disclosure of detailed information about intangible assets [line items]
Balance at beginning	₨ 696
Balance at ending	601	$ 6	₨ 696
Intangible Assets Other Than Goodwill	601		696	₨ 641
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning	4,062		3,646
Acquisitions during the year	371		467
Deletions/Adjustments during the year	693		51
Balance at ending	3,740		4,062
Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning	(3,366)		(3,005)
Acquisitions during the year	(466)		(406)
Deletions/Adjustments during the year	(693)		(45)
Balance at ending	(3,139)		(3,366)
Bandwidth Capacity [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible Assets Other Than Goodwill	72		0	1
Bandwidth Capacity [Member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning	773		773
Acquisitions during the year	83		0
Deletions/Adjustments during the year	0		0
Balance at ending	856		773
Bandwidth Capacity [Member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning	(773)		(772)
Acquisitions during the year	(11)		(1)
Deletions/Adjustments during the year	0		0
Balance at ending	(784)		(773)
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible Assets Other Than Goodwill	507		671	612
Computer software [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning	3,211		2,795
Acquisitions during the year	288		467
Deletions/Adjustments during the year	673		51
Balance at ending	2,826		3,211
Computer software [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning	(2,540)		(2,183)
Acquisitions during the year	(452)		(402)
Deletions/Adjustments during the year	(673)		(45)
Balance at ending	(2,319)		(2,540)
Licences and franchises [member]
Disclosure of detailed information about intangible assets [line items]
Intangible Assets Other Than Goodwill	22		25	₨ 28
Licences and franchises [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning	78		78
Acquisitions during the year	0		0
Deletions/Adjustments during the year	20		0
Balance at ending	58		78
Licences and franchises [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning	(53)		(50)
Acquisitions during the year	(3)		(3)
Deletions/Adjustments during the year	(20)		0
Balance at ending	₨ (36)		₨ (53)